Consolidated Statements of Earnings - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 2,845	$ 3,355	$ 2,976
Fuel and purchased power	939	1,060	1,263
Carbon compliance	112	112	78
Gross margin	1,794	2,183	1,635
Operations, maintenance, and administration	655	539	521
Depreciation and amortization	531	621	599
Asset impairment charges (reversals)	46	(48)	9
Taxes, other than income taxes	36	29	33
Net other operating income	(59)	(47)	(58)
Operating income	585	1,089	531
Equity income	5	4	9
Finance lease income	14	12	19
Interest income	30	59	24
Interest expense	(324)	(281)	(286)
Foreign exchange gain (loss)	5	(7)	4
Gain on sale of assets and other	4	4	52
Earnings before income taxes	319	880	353
Income tax expense	80	84	192
Net earnings	239	796	161
Net earnings attributable to:
TransAlta shareholders	229	695	50
Non-controlling interests	10	101	111
Net earnings	239	796	161
Preferred share dividends	52	51	46
Net earnings attributable to common shareholders	$ 177	$ 644	$ 4
Weighted average number of common shares outstanding in the year (in shares)	302	276	271
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ 0.59	$ 2.33	$ 0.01
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ 0.59	$ 2.33	$ 0.01